Net Loss Per Share	12 Months Ended
Dec. 31, 2023
Net Loss Per Share [Abstract]
NET LOSS PER SHARE

16. NET LOSS PER SHARE

The computation of the Company’s basic and diluted net profit/(loss) per share is as follows:

	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021
Numerator:
Net loss-continuing operations	$(1,704,994)	$(9,641,098)	$(13,478,704)
Net profit/(loss) – discontinued operations	6,908,558	(712,414)	(16,594,807)
Total net profit/(loss)	5,203,564	(10,353,512)	(30,073,511)

Denominator:
Weighted-average shares outstanding-Basic	654,419	495,877	247,675
Stock options and restricted shares	-	-
Weighted-average shares outstanding-Diluted	1,243,186	495,877	247,675
Loss per share-continuing operations
-Basic	$(2.61)	$(19.44)	$(54.42)
-Diluted	$(1.37)	$(19.44)	$(54.42)

Profit/(Loss) per share-discontinued operations
-Basic	$(0.03)	$(1.44)	$(67.00)
-Diluted	$(0.02)	$(1.44)	$(67.00)

Diluted earnings per share takes into account the potential dilution that could occur if securities or other contracts to issue common stock were exercised and converted into common stock.

As of December 31, 2023, there were no outstanding stock options and no other securities that would potentially be converted to additional shares of common stock that would have been outstanding if the dilutive potential shares of common stock had been issued were excluded from the calculation of diluted net loss per share.

As disclosed on NFT Limited’s (the “Company”) Current Report on Form 6-K (the “Form 6-K”) filed on January 10, 2024, On January 10, 2024, NFT Limited (the “Company”) entered into certain securities purchase agreement (the “SPA”) with certain “non-U.S. Persons” (the “Purchasers”) as defined in Regulation S of the Securities Act of 1933, as amended (the “Securities Act”) pursuant to which the Company agreed to sell an aggregate of 69,983,770 units (the “Units”), each Unit consisting of one Class A ordinary share of the Company, par value $0.0001 per share (“Share”) and a warrant to purchase one Share (“Warrant”) with an initial exercise price of $0.276 per Share, at a price of $0.221 per Unit, for an aggregate purchase price of approximately $15.47 million (the “Offering”).